CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalents And Restricted Cash
Cash for immediate withdrawal	$ 14,068	$ 10,520
Cash equivalents - bank deposits less than three months	55,277
Total	$ 69,345	$ 10,520